Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010
Schedule of Other Assets [Line Items]
Installment note receivable		$ 398
Proceeds from collateralized financing agreement	338
Non-recourse liability included in other long-term obligations		$ 338	$ 338